Property, plant and equipment	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Property, plant and equipment
11.	Property, plant and equipment

11.1.	By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Total
Balance at January 1, 2017	6,982		78,724	38,569	51,195	175,470

Additions	2		1,167	11,031	31	12,231
Additions to / review of estimates of decommissioning costs	—		—	—	4,503	4,503
Capitalized borrowing costs	—		—	1,972	—	1,972
Write-offs	(14)		(6)	(545)	(35)	(600)
Transfers (****)	316		3,296	(7,631)	3,079	(940)
Depreciation, amortization and depletion	(437)		(7,320)	—	(5,366)	(13,123)
Impairment recognition	(145)		(937)	(568)	(892)	(2,542)
Impairment reversal	52		831	165	692	1,740
Cumulative translation adjustment	(91)		(753)	(472)	(745)	(2,061)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Cost	9,914		128,603	42,521	86,491	267,529
Accumulated depreciation, amortization and depletion	(3,249)		(53,601)	—	(34,029)	(90,879)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Additions	2		625	4,924	3	5,554
Additions to / review of estimates of decommissioning costs	—		—	—	25	25
Capitalized borrowing costs	—		—	986	—	986
Write-offs	(44)		(8)	(130)	(6)	(188)
Transfers (****)	234		1,618	(5,140)	3,878	590
Depreciation, amortization and depletion	(222)		(3,265)	—	(2,903)	(6,390)
Impairment recognition	—		(1)	(38)	—	(39)
Cumulative translation adjustment	(924)		(7,299)	(4,623)	(7,310)	(20,156)

Balance at June 30, 2018	5,711		66,672	38,500	46,149	157,032

Cost	8,674		117,406	38,500	77,186	241,766
Accumulated depreciation, amortization and depletion	(2,963)		(50,734)	—	(31,037)	(84,734)

Balance at June 30, 2018	5,711		66,672	38,500	46,149	157,032

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31)		Units of production method

(*)

It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.

(**)	See note 27 for assets under construction by business area.
(***)

It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated to the exploration and production of oil and gas.

(****)	It includes transfers to/from assets held for sale.

In the first half of 2018, additions to property, plant and equipment primarily relate to the development of oil and gas production in the pre-salt of Santos Basin, notably in Lula, Búzios and Atapu fields, as well as in Libra area.

At June 30, 2018, property, plant and equipment include assets under finance leases of US$ 99 (US$ 118 as of December 31, 2017).

11.2.	Concession for exploration of oil and natural gas—Assignment Agreement (“Cessão Onerosa”)

Petrobras and the Brazilian Federal Government entered into the Assignment Agreement in 2010, which grants the Company the right to carry out prospecting and drilling activities for oil, natural gas and other liquid hydrocarbons located in the pre-salt area, subject to a maximum production of five billion barrels of oil equivalent. The agreement has a term of forty years and is renewable for a further five years subject to certain conditions. As of June 30, 2018, the Company’s property, plant and equipment include the amount of US$ 19,401 related to the Assignment Agreement (US$ 22,614 as of December 31, 2017).

Petrobras has already declared commerciality in fields of all six blocks under this agreement: Franco (Búzios), Florim (Itapu), Nordeste de Tupi (Sépia), Entorno de Iara (Norte de Berbigão, Sul de Berbigão, Norte de Sururu, Sul de Sururu, Atapu), Sul de Guará (Sul de Sapinhoá) and Sul de Tupi (Sul de Lula).

The agreement establishes that its review procedures will commence immediately after the declaration of commerciality for each area and must be based on reports by independent experts engaged by Petrobras and the ANP.

If the review of the Assignment Agreement determines that the value of acquired rights is greater than the amount initially paid, the Company may be required to pay the difference to the Brazilian Federal Government, or may proportionally reduce the total volume of barrels acquired. If the review determines that the value of the acquired rights is lower than initially paid by the Company, the Brazilian Federal Government will reimburse the Company for the difference by delivering cash or bonds or equivalent means of payment, subject to budgetary regulations.

The formal review procedures for each block are based on costs incurred over the exploration phase, and estimated costs and production for the development period. The review of the Assignment Agreement may result in renegotiation of: (i) the amount of the agreement; (ii) the total volume (in barrels of oil) to be produced; (iii) the term of the agreement; and (iv) the minimum percentages of local content.

The information gathered after drilling over 50 exploratory wells and performing extended well tests in this area, as well as the extensive knowledge acquired on the pre-salt layer of Santos Basin, made possible the identification of volumes exceeding five million barrels of oil equivalent.

In November 2017, the Company set up an internal commission responsible for the negotiation with the Brazilian Federal Government, composed of representatives of the Chief Exploration and Production Officer and the Chief Financial Officer.

In January 2018, the Brazilian Federal Government established, through the Interministerial Ordinance No. 15/2018, the Interministerial Commission responsible for negotiating and concluding the terms of this review.

The negotiations are ongoing and have taken into account appraisals by independent experts engaged by both parties and their respective reports. As at the date of issue of these financial statements, the final amount to be established for this agreement is not defined.

The identification of the volume exceeding five million barrels of oil equivalent provides an opportunity for both parties to reach an agreement in case of compensation to the Company arising from the review. Therefore, aiming to support an eventual negotiation where this compensation would be paid through the right over exceeding volume, the Company is complementing its assessment based on reports issued by the independent experts it has engaged.

This review process of the Assignment Agreement has been monitored by the Minority Shareholders Committee, which is composed of two board members elected by the minority shareholders and by a third independent member with knowledge in technical-financial analysis of investment projects. This Committee provides support to the board’s decisions through opinions about related matters.

On July 5, 2018, the Brazilian House of Representatives approved a bill amending the Assignment Agreement, which may make possible, if approved by the Brazilian Senate and signed by the President, a review of the contract clauses, sale of rights to produce exceeding volume and partial transfers of areas under this regime to third parties.